Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Taxation [Abstract]
Schedule of Operating Subsidiaries Incorporated in Different Tax Jurisdiction

The Company’s operating subsidiaries incorporated in different tax jurisdiction are subject to different corporate income tax rate as follows:

Corporate income tax rate
Hong Kong	16.5%
Singapore	17.0%
Thailand	20.0%
Malaysia	24.0%
Macau	12.0%
United States	21.0%
Australia	0.0%
United Arab Emirates	25.0%
United Kingdom	19.0%
South Korea	25.0%
Japan	23.2%
Canada	15.0%
Vietnam	20.0%
China	25.0%
China-Preferential tax	15.0%

Schedule of Pre-Tax Loss

Pre-tax profit (loss) from continuing operations, by jurisdiction, for the years ended December 31, 2024, 2023 and 2022 is as follows:

	For the years ended December 31,
	2024	2023	2022
Cayman Islands	$(3,518,091)	$(4,100,487)	$(4,302,089)
BVI	(12,427)	(16,537)	(17,811)
Hong Kong	3,315,700	(10,805,695)	(3,245,238)
Singapore	(98,922)	(180,619)	(160,228)
Thailand	(134,639)	(2,852,376)	(5,826,236)
Malaysia	(163,664)	(2,761,202)	(478,658)
Macau	(73,618)	(193,865)	(161,513)
United States	(162,279)	(321,399)	(572,088)
Australia	-	15,199	(15,199)
United Arab Emirates (UAE)	-	(22,157)	(72,036)
United Kingdom	-	1,350	(1,350)
South Korea	(9,813)	(11,236)	(20,029)
Japan	(10,107)	(189,773)	(77,055)
Canada	-	3,418	(2,997)
Vietnam	-	17,123	(17,123)
China	(5,141,484)	(7,770,944)	(3,501,768)
	$(6,009,344)	$(29,189,200)	$(18,471,418)

Schedule of Components of the Income Tax Provision

The components of the income tax provision are:

	For the years ended December 31,
	2024	2023	2022
Current income tax expense	$-	$-	$-
Deferred income tax expense (benefit)	(125,925)	434,320	132,208
Total income tax (benefit) expense	$(125,925)	$434,320	$132,208

Schedule of Income Tax Expense (Benefit)

The Company’s income tax expense (benefit) is entirely derived from Thailand, and the reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes is as follows:

	For the years ended December 31,
	2024	2023	2022
(Loss) Profit before income tax expense*	$(134,639)	$(994,531)	$(3,840,120)
Thailand income tax statutory rate	20%	20%	20%
Income tax at statutory tax rate	(26,928)	(198,906)	(768,024)
Deferred tax assets not recognized	(190,194)	713,468	768,024
Permanent differences	91,197	(80,242)	132,208
Income tax expense (benefit)	$(125,925)	$434,320	$132,208

*	This amount represents profit before income tax after adjustments for non-deductible and non-taxable expense items from the Thailand operating entity.

Schedule of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities are comprised of the following:

	As of December 31,
	2024	2023
Provision for employee benefits	$1,105,558	$982,013
Net operating loss carried forward	358,575	893,693
Valuation allowance	-	(724,866)
Deferred tax assets	1,464,133	1,150,840
Less:
Deferred tax liabilities - finance leases	(182,602)	(65,363)
Deferred tax assets, net	$1,281,531	$1,085,477